Loans and Leases - Schedule of Troubled Debt Restructuring Modifications (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	337	454
Amortized Cost at Period End | $	$ 79	$ 64
Interest only
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	17	20
Amortized Cost at Period End | $	$ 39	$ 18
Loan term extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	128	129
Amortized Cost at Period End | $	$ 26	$ 16
Below market rates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	86	177
Amortized Cost at Period End | $	$ 9	$ 20
Discharge from bankruptcy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | loan	106	128
Amortized Cost at Period End | $	$ 5	$ 10